Related Party Balances and Transactions - Summary of Related Party Balance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Prepayments - related parties	$ 1,048,745	$ 48,115
Account Receivable [Member]
Related Party Transaction [Line Items]
Accounts receivable - related parties	$ 319,589	104,743
Account Receivable [Member] | FDT (Qingdao) Intellectual Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Accounts receivable - related parties	$ 19,372	67,031
Account Receivable [Member] | Tungray (Kunshan) Industrial Automation Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Accounts receivable - related parties	$ 202,679	7,626
Account Receivable [Member] | Tungray (Kunshan) Robot Intelligent Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Accounts receivable - related parties	$ 52,889	30,086
Account Receivable [Member] | Kunshan Tungray Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Accounts receivable - related parties	$ 44,649	0
Accounts Payable [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 498,923	110,347
Accounts Payable [Member] | FDT (Qingdao) Intellectual Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common control under CEO
Accounts payable - related parties	$ 365,665	0
Accounts Payable [Member] | Qingdao Tungray Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Accounts payable - related parties	$ 26,061	0
Accounts Payable [Member] | Shanghai Tongrui Industrial Automation Equipment Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Accounts payable - related parties	$ 32,395	33,347
Accounts Payable [Member] | Shanghai Tongrui Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Accounts payable - related parties	$ 54,661	56,267
Accounts Payable [Member] | Hefei CAS Dihuge Automation Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	10.27% ownership interest investee
Accounts payable - related parties	$ 20,141	20,733
Other Receivables [Member]
Related Party Transaction [Line Items]
Other receivables – related parties	$ 23,816	23,827
Other Receivables [Member] | Hui Tang [Member]
Related Party Transaction [Line Items]
Relationship	Senior management of Qingdao Tungray Intelligent
Other receivables – related parties	$ 0	13,348
Other Receivables [Member] | Qingdao Tungray Biology Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Other receivables – related parties	$ 23,816	0
Other Receivables [Member] | FDT (Qingdao) Intellectual Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Other receivables – related parties	$ 0	3,345
Other Receivables [Member] | Tungmoon Investment [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Other receivables – related parties	$ 0	7,134
Other Payables [Member]
Related Party Transaction [Line Items]
Other payable– related parties	$ 670,866	1,865,532
Other Payables [Member] | Tungray (Kunshan) Industrial Automation Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Other payable– related parties	$ 41,853	0
Other Payables [Member] | Shanghai Tongrui Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Other payable– related parties	$ 0	1,160
Other Payables [Member] | Jingan Tang [Member]
Related Party Transaction [Line Items]
Relationship	Senior Manager of Tungray Industrial
Other payable– related parties	$ 277,607	691,792
Other Payables [Member] | Liling Du [Member]
Related Party Transaction [Line Items]
Relationship	CFO of Tungray Singapore
Other payable– related parties	$ 38,216	96,475
Other Payables [Member] | Gang Wang [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder of Tungray Singapore and Tung Resource
Other payable– related parties	$ 54,005	188,525
Other Payables [Member] | Demin Han [Member]
Related Party Transaction [Line Items]
Relationship	General Manager
Other payable– related parties	$ 156,455	538,014
Other Payables [Member] | Lei Yao [Member]
Related Party Transaction [Line Items]
Relationship	Chief Technology Officer
Other payable– related parties	$ 2,893	0
Other Payables [Member] | Mingxing Gao [Member]
Related Party Transaction [Line Items]
Relationship	General Manager
Other payable– related parties	$ 99,837	349,566
Prepayments [Member]
Related Party Transaction [Line Items]
Prepayments - related parties	$ 1,048,745	48,115
Prepayments [Member] | Qingdao Tungray Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Prepayments - related parties	$ 55,000	48,115
Prepayments [Member] | Tungray (Kunshan) Industrial Automation Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Prepayments - related parties	$ 993,745	0
Operating Lease Liabilities [Member]
Related Party Transaction [Line Items]
Operating lease liabilities- related parties	462,544	563,179
Current portion of operating lease liabilities - related party	(123,094)	(73,166)
Noncurrent portion of operating lease liabilities - related parties	$ 339,450	490,013
Operating Lease Liabilities [Member] | Tungray (Qingdao) Technology Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common control under major shareholder
Operating lease liabilities- related parties	$ 244,112	206,789
Operating Lease Liabilities [Member] | Jingan Tang [Member]
Related Party Transaction [Line Items]
Relationship	Senior Manager of Tungray Industrial
Operating lease liabilities- related parties	$ 218,432	$ 356,390